Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 17, 2014
Registrant Name	dei_EntityRegistrantName	Federated Managed Pool Series
Central Index Key	dei_EntityCentralIndexKey	0001340579
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 17, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 05, 2014
Prospectus Date	rr_ProspectusDate	Dec. 01, 2014